REVENUE (Tables)	12 Months Ended
Dec. 31, 2015
REVENUES.
Schedule of revenue

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Online marketing services	612,565	1,322,612	3,244,130	500,807
Internet value-added services	83,155	400,671	395,312	61,026
Internet security services and others	54,191	40,296	44,987	6,945

	749,911	1,763,579	3,684,429	568,778